Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Securities Act File Number	001-41604
Entity Registrant Name	Freightos Ltd
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Torre Glòries Planta 10, Avda. Diagonal, 211
Entity Address, City or Town	Barcelona
Entity Address, Country	ES
Entity Address, Postal Zip Code	08018
Entity Common Stock, Shares Outstanding	51,376,890
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001927719
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Kost Forer Gabbay & Kasierer
Auditor Location	Haifa, Israel
Auditor Firm ID	1281
Ordinary shares
Document and Entity Information
Title of 12(b) Security	Ordinary shares, par value $0.00001 per share
Trading Symbol	CRGO
Security Exchange Name	NASDAQ
Warrants
Document and Entity Information
Title of 12(b) Security	Warrants, each representing the right to purchase one ordinary share at aprice of $11.50 per share
Trading Symbol	CRGOW
Security Exchange Name	NASDAQ
Business Contact
Document and Entity Information
Entity Address, Address Line One	Torre Glòries Planta 10, Avda. Diagonal, 211
Entity Address, City or Town	Barcelona
Entity Address, Country	ES
Entity Address, Postal Zip Code	08018
Contact Personnel Name	Pablo Pinillos
Country Region	34
City Area Code	933
Local Phone Number	79 93 01